Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Equity Payable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023	$ 29,742,533	$ 3,157,789	$ (36,173,768)	$ 147,203	$ (3,126,243)	$ (2,542,021)	$ (5,668,264)
Balance, shares at Dec. 31, 2023	359,571,047
Common stock issued in settlement of accounts payable and accrued expenses						477,417	477,417
Issuance of Preferred Series B						4,400	4,400
Foreign exchange translation				48,886	48,886		48,886
Net loss			(2,118,612)		(2,118,612)	(630,262)	(2,748,874)
Balance at Dec. 31, 2024	$ 29,742,533	3,157,789	(38,292,380)	196,089	(5,195,969)	(2,690,466)	(7,886,435)
Balance, shares at Dec. 31, 2024	359,571,047
Common stock issued in settlement of accounts payable and accrued expenses	$ 250,000				250,000		250,000
Foreign exchange translation				(27,491)	(27,491)		(27,491)
Net loss			(2,475,520)		(2,475,520)	(1,280,959)	(3,756,479)
Common stock issued in settlement of accounts payable and accrued expenses, shares	1,000,000,000
Issuance of common stock upon conversion of convertible notes payable and accrued interest	$ 223,435				223,435		223,435
Issuance of common stock upon conversion of convertible notes payable and accrued interest, shares	22,443,508
Issuance of common stock for intangibles	$ 100,000				100,000		100,000
Issuance of common stock for intangibles, shares	100,000,000
Common stock issued to settle accounts payable and accrued expenses						363,166	363,166
Common stock issued to settle accrued expenses - related party						225,000	225,000
Issuance of common stock for cash						50,000	50,000
Common stock issued for cash and settlement of accrued interest, net of issuance costs						1,012,121	1,012,121
Balance at Dec. 31, 2025	$ 30,315,968	$ 3,157,789	$ (40,767,900)	$ 168,598	$ (7,125,545)	$ (2,321,138)	$ (9,446,683)
Balance, shares at Dec. 31, 2025	1,482,014,555